Supplementary cash flow information (Tables)	12 Months Ended
Dec. 31, 2021
Supplementary cash flow information [Abstract]
Change in working capital
Change in working capital for the years ended December 31, 2021 and 2020 was as follows:

For the years ended December 31	2021	2020
Accounts receivable and other	$244,795	$(451,061)
Prepaid expenses	(3,775,644)	-
Accounts payable and accrued liabilities	5,699,465	1,703,608
Net change in working capital	$2,168,616	$1,252,547